OPERATING LEASE	12 Months Ended
Dec. 31, 2022
OPERATING LEASE
OPERATING LEASE

10.OPERATING LEASE

As of December 31, 2022 and 2021, the Company leases offices space under non-cancelable operating leases, with terms of three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

For the year ended December 31, 2022, the Company early terminated offices space and had no outstanding right of use assets and lease liabilities as of December 31, 2022.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31,	December 31,
	2022	2021
Rights of use lease assets	$—	$1,195,092

Operating lease liabilities, current	—	515,592
Operating lease liabilities, noncurrent	—	537,447
Total operating lease liabilities	$—	$1,053,039

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.26	2.25
Weighted average discount rate	4.75%	4.75%

During the years ended December 31, 2022, 2021, and 2020, the Company incurred total operating lease expenses of $545,491, $612,868, and $350,344, respectively.